United States
Securities and Exchange Commission
Washington, D.C.
Form 13F
Form 13 F Cover Page

Report for the Calendar Year or Quarter Ended:                 31-Dec-99

Check here if Amendment      Amendment Number:
This Amendment (Check only one)               [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Mark S. Siegel
Address:     1801 Century Park East Suite 1111
             Los Angeles, CA 90067

Form 13 F File Number:          28-4186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark S. Siegel
Title:     President
Phone:     (310) 843-0050

Signature, Place, and Date of Signing

/s/ Mark S. Siegel      Los Angeles, California               1/21/00
------------------      -------------------------             ---------
[Signature]             [City, State]                         [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                    SEC USE ONLY

Page 1 of 1      Name of Reporting Manager: REMY INVESTORS AND CONSULTANTS, INC.

---------------------------------------------------------------------------------------------------------
 Item 1:     Item 2:   Item 3:     Item 4:    Item 5:   Item 6: Investment Discretion          Item 7:
                                                        ----------------------------------
                                    Fair     Shares of            (b) Shared-                 Managers
Name of      Title of  CUSIP       Market   Principal             As Defined  c) Shared -   See Instr.
Issuer       Class     Number      Value      Amount    (a)Sole   In Instr. V    Other           V
---------------------------------------------------------------------------------------------------------
                                   (x1000)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
UTI ENERGY   CLASS A
CORP.        COMMON    903387108    81,059  3,514,762       x
---------------------------------------------------------------------------------------------------------
VARIFLEX,    CLASS A
INC.         COMMON    922242102    10,208  1,666,667       x
---------------------------------------------------------------------------------------------------------
VIACOM,      CLASS B
INC.         COMMON    925524308    60,086    994,180       x
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
COLUMN
TOTALS                             151,353
---------------------------------------------------------------------------------------------------------

------------------------------------------------
   Item 1:   Item 8: Voting Authority (Shares)
             ---------------------------------

Name of
Issuer        (a)Sole     (b) Shared   c) None
------------------------------------------------

------------------------------------------------
------------------------------------------------

------------------------------------------------
UTI ENERGY
CORP.           x
------------------------------------------------
VARIFLEX,
INC.            x
------------------------------------------------
VIACOM,
INC.            x
------------------------------------------------

------------------------------------------------

------------------------------------------------

------------------------------------------------
COLUMN
TOTALS
------------------------------------------------

                                 SEC 1685 (5/91)


          Form 13F Summary Page

Report Summary:

Number of other Included Managers:               __________

Form 13F Information Table Entry Total:          __________

Form 13F Information Table Value Total:          $  151,353
                                                 ----------
                                                  (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE